Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 05, 2024
Entity Registrant Name	Invesco Exchange-Traded Self-Indexed Fund Trust
Entity Central Index Key	0001657201
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 05, 2024
Document Effective Date	Apr. 05, 2024
Prospectus Date	Dec. 20, 2023
Invesco BulletShares 2024 Municipal Bond ETF | Invesco BulletShares 2024 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMO
Invesco BulletShares 2025 Municipal Bond ETF | Invesco BulletShares 2025 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMP
Invesco BulletShares 2026 Municipal Bond ETF | Invesco BulletShares 2026 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMQ
Invesco BulletShares 2027 Municipal Bond ETF | Invesco BulletShares 2027 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMR
Invesco BulletShares 2028 Municipal Bond ETF | Invesco BulletShares 2028 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMS
Invesco BulletShares 2029 Municipal Bond ETF | Invesco BulletShares 2029 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMT
Invesco BulletShares 2030 Municipal Bond ETF | Invesco BulletShares 2030 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMU
Invesco BulletShares 2031 Municipal Bond ETF | Invesco BulletShares 2031 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMV